Income Tax Status (Details) - Navient 401(k) Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
Income Tax Status [Abstract]
Tax determination letter, obtained	true
Tax determination letter date	Aug. 10, 2016
EBP, Tax Qualification Status [Extensible Enumeration]	qualified